Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders Equity Note [Abstract]
Stockholders' Equity

(9)	STOCKHOLDERS’ EQUITY

Preferred Stock Issuances

Series E and Series E-1 Preferred Stock

On July 11, 2019, the Company and certain accredited investors entered into a securities purchase agreement pursuant to which the Company sold to investors an aggregate of 20,000 shares of Series E convertible preferred stock, par value $0.01 per share (the “Series E Preferred Stock”), at a price of $1,000 per share and a warrant (a “2019 Warrant”) to purchase a number of shares of common stock of the Company, equal to the number of shares of common stock issuable upon conversion of the Series E Preferred Stock purchased by the investor (the “July 2019 Private Placement”). The Company received gross proceeds from the July 2019 Private Placement of $20.0 million.

On August 19, 2019, the Company and certain accredited investors entered into a securities purchase agreement pursuant to which the Company sold to investors an aggregate of 9,510 shares of Series E-1 convertible preferred stock, par value $0.01 per share (the “Series E-1 Preferred Stock”) at a price of $1,000 per share and a warrant (a “2019 Warrant”) to purchase a number of shares of common stock of the Company equal to the number of shares of common stock issuable upon conversion of the Series E-1 stock issuable upon conversion of the Series E-1 Preferred Stock purchased by the investor (the “August 2019 Private Placement”). The Company received gross proceeds from the August 2019 Private Placement of $9.5 million.

Each share of Series E Preferred Stock and Series E-1 Preferred Stock (collectively, the “Preferred Stock”) is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $25.36, subject to certain limitations and adjustments

(the “Conversion Price”). Except for certain adjustments, the holders of the Preferred Stock are entitled to receive dividends on shares of Preferred Stock equal (on an “as converted” basis) to and in the same form as dividends paid on shares of the Common Stock. Any such dividends that are not paid to the holders of the Preferred Stock will increase the stated value. No other dividends will be paid on shares of Preferred Stock. Each Warrant has an exercise price equal to $25.36, subject to adjustment in accordance with the terms of the Warrants (the “Exercise Price”), and are exercisable at any time beginning on the date that the Company effects a reverse stock split until 5:00 p.m. (NYC time) on the date that is five years following the date that the Company effects a reverse stock split.

The Conversion Price and the Exercise Price may, upon each of (i) the third trading day following the date that the Company effects a reverse stock split, (ii) the date that the initial registration statement to be filed pursuant to the Registration Rights Agreement (as further discussed below) is declared effective by the United States Securities and Exchange Commission (the “SEC”), and (iii) in the event that all of the registrable securities (as defined in the Registration Rights Agreement) are not then registered on an effective registration statement, the date that all of the shares underlying the Preferred Stock and Warrants may be sold pursuant to Rule 144, be reduced, and only reduced, to equal the lesser of (x) the then effective Conversion Price or Exercise Price, as applicable, and (y) 90% of the average of the five daily volume weighted average prices of the Common Stock immediately prior to such dates. In the event of a reduction in the Exercise Price, the aggregate number of Warrant Shares shall be increased such that the aggregate Exercise Price of the Warrants on the day immediately following such reduction in the Exercise Price is equal to the aggregate Exercise Price immediately prior to such adjustment. In addition, from the date of issuance of the Preferred Stock and Warrants until such time that the Company’s Common Stock is listed or quoted on a national exchange, the Conversion Price and the Exercise Price are subject to price-based anti-dilution protections.

The Company received net proceeds after expenses of $26.5 million. As discussed further in Note 8, the Company exchanged $11.8 million of debt, interest and Series D Warrants for 11,500 shares of Series E Preferred Stock and related warrants. The Company also exchanged $0.1 million in accounts payables for 149 shares of Series E Preferred Stock and related warrants and issued 923 shares of Series E Preferred Stock and related Warrants to certain investors in exchange for a waiver of rights under exchange agreements signed in December 2018 and March 2019. Of the net proceeds and equitized value received, the Company allocated an estimated fair value of $20.8 million to the 2019 Warrants. As a result of the Series E Preferred Stock and Series E-1 Preferred Stock having an effective conversion price that was lower than the market price on the date of issuance, the Company has recognized a beneficial conversion feature of $18.3 million. Due to the Series E Preferred Stock and Series E-1 Preferred Stock being immediately convertible, the beneficial conversion feature was recognized in full as a deemed dividend.

Series D Preferred Stock

On November 5, 2018, the Company’s Board authorized the establishment of a new series of preferred stock designated as Series D Preferred Stock, $0.01 par value, the terms of which are set forth in the certificate of designations for such series of Preferred Stock. On March 29, 2019, the Company exchanged all issued and outstanding shares of its Series D Preferred Stock (having an aggregate stated value of $1,160,000) and received $400,000 in cash proceeds in exchange for the issuance of the March 2019 Notes. Please see the discussion under Note 8 above.

Common Stock Issuances

During the nine months ended September 30, 2019 the Company issued 11,285 shares of the Company’s common stock pursuant to the exercise of Pre-Funded Series D Warrants that were issued in connection with the 2018 Notes discussed in Note 8 above.

Warrant Exchange

In April 2019, the Company entered into an exchange agreement with an institutional investor with respect to warrants held by such investor (the “February 2018 Warrants”). The February 2018 Warrants were issued to several institutional investors as part of the Company’s February 2018 sale of the Company’s common stock and the issuance of warrants to purchase common shares. Pursuant to the exchange agreement, the Company issued 92 shares of the Company’s common stock (the “Exchange Shares”) in exchange for the February 2018 Warrants. The exchange resulted in a loss of approximately $6,000 which is recognized in the statement of operations.

Share-Based Compensation

The Company’s 2019 Equity Incentive Plan (the “Plan”) allows for grants in the form of incentive stock options, nonqualified stock options, stock units, stock awards, stock appreciation rights, and other stock-based awards. All of the Company’s officers, directors, employees, consultants and advisors are eligible to receive grants under the Plan. The maximum number of shares reserved for issuance under the Plan is 2,142. Options to purchase shares of common stock are granted at exercise prices not less than 100% of fair value on the dates of grant. As of September 30, 2019, the Plan had approximately 502 shares available for grant.

The following is a summary of stock option activity under the Plan for the nine months ended September 30, 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	—
Granted	1,782	196.70
Exercised	—
Cancelled/Forfeited	(142)	196.70

Outstanding at September 30, 2019	1,640	$196.70	9.4	$—

Exercisable at September 30, 2019	1,095	$196.70	9.4	$—

The following weighted average assumptions were used to compute the fair value of stock options granted during the nine months ended September 30, 2019:

Nine months ended September 30, 2019
Dividend yield	N/A
Expected volatility	147.6%
Weighted average risk-free interest rate	2.6%
Weighted average expected life (in years)	5.5
Weighted average grant date fair value	$0.259

At September 30, 2019, there was approximately $0.1 million of total unrecognized compensation expense related to non-vested share-based compensation awards under the plans for employee and board stock option grants. The cost is expected to be recognized over a weighted average period of 0.3 years. For the three and nine months ended September 30, 2019, the Company recognized share-based compensation expense of approximately $70,000 and $203,000 in the statement of operations, respectively. For the same periods in 2018, the Company recognized share-based compensation expense of approximately $116,000 and income of $5,000 in the statement of operations, respectively.

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2019	2018	2019	2018
Selling, general and administrative	$54	$116	$160	$58
Research and development	16	—	43	(63)

Total	$70	$116	$203	$(5)

Warrants

The following is a summary of warrant activity for the nine months ended September 30, 2019:

	Warrants	Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2018	93,835	$7.00 - $7,000	$150.67	5.75
Issued	1,001,995		42.00
Exercised	(11,285)		7.00
Exchanged	(82,521)		170.31

Outstanding at September 30, 2019	1,002,024	$7.00 - $42.00	$42.00	5.05

(11)	STOCKHOLDERS’ EQUITY

Preferred Stock Issuances

Series D Preferred Stock

On November 5, 2018, the Company’s Board authorized the establishment of a new series of preferred stock designated as Series D Preferred Stock, $0.01 par value, the terms of which are set forth in the certificate of designations for such series of Preferred Stock which was filed with the State of Delaware on November 5, 2018. On November 6, 2018 and November 30, 2018, the Company entered into a securities purchase agreements with an institutional investor which had purchased 101 shares of Series D Preferred Stock. At issuance, the Series D Preferred Stock would convert to 2,366 common shares.

On March 29, 2019, the Company exchanged all of its Series D Preferred Stock (with a stated value of $1,160,000) and received $400,000 in proceeds and issued a senior secured promissory note to an investor with a principal amount of $1,560,000. As a result, the Series D Preferred Stock is no longer outstanding.

Stock and Warrant Issuances

February 2018 Financing

In February 2018, the Company completed the sale of 606 shares of its Common Stock, 109 pre-funded warrants and the issuance of warrants to purchase 1,429 common shares (the “February 2018 Warrants”) pursuant to a placement agent agreement, with net proceeds after expenses of $4.3 million. The February 2018 Warrants are exercisable one year after the anniversary date of their issuance. At December 31, 2018, the February 2018 Warrants were exercisable at $7,000 per share with 273 warrants outstanding. The Company allocated an estimated fair value of $18.3 million to the February 2018 Warrants. The Company valued the February 2018 Warrants using the following inputs: exercise price of $7,000; contractual term of six years; volatility of 122.68% and risk-free rate of approximately one percent. Due to certain price protection features in the agreement, the February 2018 Warrants were accounted for as a derivative liability at issuance and will be subsequently marked to market through the statement of operations.

September 2018 Rights Offering

In September 2018, the Company completed the sale of 6,669 shares of its Common Stock, with net proceeds after expenses of approximately $7.0 million. The rights offering was made pursuant to a Registration Statement on Form S-1 that was made effective on August 3, 2018.

December 2018 Warrant Exchange

In December 2018, the Company entered into exchange agreements with several institutional investors with respect to their November 2017 Warrants and February 2018 Warrants. The Company issued to the investors 1,179 shares of Common Stock (the “Exchange Shares”) in exchange for the Existing Warrants (the “Exchange”). The Exchange was made in reliance upon the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended.

Pre-Funded Series D Warrant Exercises

5,379 Pre-Funded Series D Warrants were exercised during 2018.

In October 2018, the Company filed a registration statement on Form S-3 with the SEC, which was declared effective on December 21, 2018 and allows the Company to offer and sell, from time to time in one or more offerings, up to $100.0 million shares of Common Stock, preferred stock, warrants, debt securities and stock purchase contracts as it deems prudent or necessary to raise capital at a later date. The Company has lost its eligibility to use Form S-3 due to the late filing of its Annual Report on Form 10-K for the fiscal year ended December 31, 2018 and its late filing of its Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2019.

Stock Incentive Plans

As a result of the May 2, 2018 reverse stock split, the Company’s Stock Incentive Plan has no active grants and no further shares available to be granted.

As previously reported, on February 1, 2019 the Board of Directors of the Company adopted the Company’s 2019 Equity Incentive Plan (the “2019 Plan”), pursuant to which 2,142 shares of Common Stock of the Company are available for grants through February 1, 2029 to the Company’s employees, directors and consultants. On February 1, 2019, options to purchase 1,782 shares of Common Stock, at an exercise price of $196.70 per share, were granted under the 2019 Plan to certain executive officers and employees of the Company. The stock options are vesting over a period of one year commencing from the date of grant in twelve equal monthly increments commencing on the one month anniversary of the grant date. The stock options carry a ten year term and expire on February 1, 2029.

For the years ended December 31, 2018 and December 31, 2017, the Company recognized compensation income of $0.04 million and $0.05 million, respectively, related to stock options granted to employees.

For the years ended December 31, 2018 and December 31, 2017, the Company recognized compensation expense of approximately $0.1 million and $0.1 million, respectively, related to restricted stock granted to employees and consultants.

Warrants

The Company issued warrants as part of its offerings in 2013, 2015, 2016 and 2018 as well as part of its issuance of convertible notes in 2016 and 2018 and an exchange agreement in 2017. A summary of warrant activity is as follows:

	Warrants	Exercise Price per Share		Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at January 1, 2017	1	$ $	197,225,000 - 13,798,400,000	$637,218,564	5.59
Warrants issued	21			1,610,000
Warrants exercised	(1)			2,954,000
Warrants expired	(1)			591,675,000

Outstanding at December 31, 2017	20	$ $	857,500 - 13,798,400,000	$4,868,205,366	4.88
Warrants issued in Feb 2018 registered direct offering	1,538			6,531
Warrants issued with convertible notes	98,814			126
Exercised	(6,536)			1,252
Expired	(1)			13,798,400,000

Outstanding at December 31, 2018	93,835		$7.00 - $7,000	$150.67	5.75